DISCONTINUED OPERATIONS (Summary of Results from Discontinued Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Revenue	$ 97	$ 1,152	$ 4,988
Cost of revenue	94	1,132	4,275
GROSS PROFIT	3	20	713
Selling, general and administrative expenses	6	114	729
OPERATING LOSS	(3)	(94)	(16)
Other income (expense), net	$ 3	(15)	616
Income tax benefit (expense)			1,221
Income (loss) from discontinued operations		$ (109)	$ 1,821